Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 494,693	$ 250,303	$ 110,838
Accounts receivable, net	273,366	216,936	198,962
Contract assets	81,441	67,780	58,200
Inventories	337,700	315,604	301,948
Prepaid expenses and other current assets	48,123	57,058	42,112
Total current assets	1,235,323	907,681	712,060
Property, plant and equipment, net	405,485	397,929	403,819
Intangible assets, net	2,448,201	2,429,879	2,474,421
Goodwill	2,799,108	2,745,351	2,629,183
Operating lease right-of-use assets, net	64,951	64,651	53,656
Other assets	53,584	50,943	44,451
Total assets	7,006,652	6,596,434	6,317,590
Current liabilities:
Accounts payable	67,094	56,467	52,564
Contract liabilities, current	23,176	30,027	20,716
Operating lease liabilities, current	11,091	10,584	9,263
Debt, current	119	26,853	25,559
Accrued expenses and other current liabilities	135,502	163,230	154,919
Total current liabilities	236,982	287,161	263,021
Debt, noncurrent	1,718,018	2,606,459	2,514,758
Contract liabilities, noncurrent	1,270	1,414	2,204
Operating lease liabilities, noncurrent	54,142	53,798	43,588
Deferred tax liabilities	383,137	384,420	368,473
Other long-term liabilities	145,545	139,124	148,419
Total liabilities	2,539,094	3,472,376	3,340,463
Additional paid-in capital	4,512,250	0
Accumulated deficit	(16,112)	0
Accumulated other comprehensive income	1,875	0
Treasury stock, at cost	(34,639)	0
Members' equity	0	3,124,058	2,977,127
Total stockholders and members equity	4,467,558	3,124,058
Total liabilities and stockholders' and members' equity	7,006,652	6,596,434	$ 6,317,590
Class A Common Stock
Current liabilities:
Common stock, value	777	0
Class B Common Stock
Current liabilities:
Common stock, value	3,407	0
Class C Common Stock
Current liabilities:
Common stock, value	0	0
Convertible Common Stock
Current liabilities:
Accrued expenses and other current liabilities	13,277
Common stock, value	0	0
Preferred stock, value	$ 0	$ 0